Stockholders' Equity - Narrative (Details)						3 Months Ended	6 Months Ended		12 Months Ended
	May 07, 2026 USD ($) vote $ / shares shares	Apr. 09, 2025 USD ($) shares	Mar. 28, 2025 USD ($) $ / shares shares	Apr. 05, 2024 USD ($) $ / shares	Nov. 30, 2023 $ / shares shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) vote $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	May 06, 2026 $ / shares	Sep. 30, 2025 $ / shares	Apr. 01, 2025 shares	Mar. 31, 2025 $ / shares	[1]	Mar. 26, 2024 $ / shares shares	Oct. 31, 2023 $ / shares shares	Feb. 17, 2023 $ / shares shares
Shareholder's Deficit [Line Items]
Common stock, shares authorized (in shares)									126,315,883	105,990,111						105,990,111		760
Common stock, par value (in dollars per share) | $ / shares					$ 0.00001				$ 0.0001	$ 0.0001						$ 0.00001	$ 1	$ 1
Common stock, shares issued (in shares)									107,999,991	95,628,414
Common stock, shares outstanding (in shares)					10,000,000				107,999,991	95,628,414							760
Common stock, shares authorized, increase (in shares)					20,546,287
Exercise price of warrants (in dollars per share) | $ / shares	$ 10						$ 3.89
Proceeds from exercise of warrants | $							$ 0	$ 2,333	$ 2,332	$ 0
Number of votes | vote									1
Change in fair value of Simple Agreement for Future Equity liabilities | $									$ 0	(316,145)
Conversion of simple agreements for future equity to preferred stock | $	$ 26,900,000					$ 2,332				1,558,143
Stock Issuance Costs | $									$ 100,000	100,000
Equity Classified Warrants
Shareholder's Deficit [Line Items]
Common shares for warrants to purchase (in shares)			1,772,686
Exercise price of warrants (in dollars per share) | $ / shares			$ 0.01
Proceeds from exercise of warrants | $		$ 2,332
Series B Preferred Stock
Shareholder's Deficit [Line Items]
Issuance of preferred stock (in shares)			69,710
Proceeds from issuance of preferred stock | $			$ 1,000,000
Preferred stock conversion price (in dollars per share) | $ / shares											$ 14.35
Common Class A [Member]
Shareholder's Deficit [Line Items]
Common stock, shares authorized (in shares)	310,000,000						310,000,000		126,315,883				126,315,883
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001						$ 0.0001		$ 0.0001
Common stock, shares issued (in shares)							128,972,162		107,999,991
Common stock, shares outstanding (in shares)							128,972,162		107,999,991
Exercise of warrants (in shares)	30,206,050
Number of votes | vote	1
Preferred stock conversion price (in dollars per share) | $ / shares				$ 0.22
Change in fair value of Simple Agreement for Future Equity liabilities | $										$ (316,145)
Conversion of simple agreements for future equity to preferred stock | $				$ 1,558,143
Common Stock, Conversion Basis				all SAFEs issued in 2023 and 2024 converted into common shares at a conversion price of $0.22 per share
Common Class A [Member] | Restated [Member]
Shareholder's Deficit [Line Items]
Common stock, par value (in dollars per share) | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001
Common Class A [Member] | Equity Classified Warrants
Shareholder's Deficit [Line Items]
Exercise of warrants (in shares)		1,772,686
Common Stock [Member]
Shareholder's Deficit [Line Items]
Common stock, shares issued (in shares)									107,999,991	95,628,414
Common Stock [Member] | Restated [Member]
Shareholder's Deficit [Line Items]
Stock issued during the period (in shares)			529,944
Common Stock [Member] | Equity Classified Warrants
Shareholder's Deficit [Line Items]
Common shares for warrants to purchase (in shares)			1,772,686
Exercise price of warrants (in dollars per share) | $ / shares			$ 0.01
Proceeds from exercise of warrants | $		$ 2,332
Exercise of warrants (in shares)		1,772,686

[1]	Total proceeds from this includes warrants